Equity - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended						6 Months Ended	12 Months Ended
	Jul. 27, 2023	May 31, 2026 shares	May 31, 2025 shares	May 31, 2024 shares	May 31, 2023 shares	May 31, 2022 shares	May 31, 2021 shares	Jun. 30, 2026 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares	Jun. 30, 2026 kr / shares
Disclosure Of Classes Of Share Capital [Line Items]
Other contributed capital | $								$ 1,641,601	$ 1,641,601
Other reserves | $								(231,460)	(225,351)
Change in fair value recognized in consolidated statement of other comprehensive loss | $									16,355
Accumulated deficit | $								(1,434,724)	(1,397,805)
Percentage of share capital owned in subsidiary	100.00%
Share capital percentage	40.00%
Non-controlling interests | $								$ 972	$ 1,116
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding | shares								114,452,376	53,844,736
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding | shares								903,619	891,459
Other Reserves
Disclosure Of Classes Of Share Capital [Line Items]
Change in fair value recognized in consolidated statement of other comprehensive loss | $								$ (80,000)	$ (80,000)
Foreign Currency Translation Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Other reserves | $								$ (151,500)	$ (145,400)
2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, granted | shares		74,364,960					69,496,515
Shares issued in exercise of warrants | shares		13,757,320	8,452,360	3,667,255	2,882,164	650,000		13,757,320
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding | shares								638,245,161	624,500,001
Par value | (per share)								$ 0.00018		kr 0.0015
Ordinary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares allotted and issued | shares		13,757,320						13,757,320
American Depositary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares converted | shares								13,745,160